Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 11, 2013
Document and Entity Information
Entity Registrant Name	RING ENERGY, INC.
Document Type	S-1
Document Period End Date	Dec. 31, 2012
Amendment Flag	true
Entity Central Index Key	0001384195
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		14,272,733
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Public Float		$ 28,587,479
Amendment Description	TRUE